First Investors Life Series Covered Call Strategy Fund
First Investors Life Series Covered Call Strategy Fund
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company.  This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus.  If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Investors Life Series Covered Call Strategy Fund First Investors Life Series Covered Call Strategy Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Investors Life Series Covered Call Strategy Fund First Investors Life Series Covered Call Strategy Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example	1 year	3 years	5 years	10 years
First Investors Life Series Covered Call Strategy Fund | First Investors Life Series Covered Call Strategy Fund | USD ($)	100	312	542	1,201

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities.  Under normal circumstances, the Fund writes (sells) call options on at least 80% of the Fund’s total assets.  The Fund normally writes (sells) covered call options listed on U.S. exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines and generate income.  The call options written (sold) by the Fund will generally have an exercise price that is above the market price of the underlying security at the time the option is written (sold).  The Fund’s equity investments consist primarily of common stocks of large-size U.S. companies, certain of which may pay dividends, and U.S. dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (“ADRs”)) traded on U.S. securities exchanges.  To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (“ETFs”) that track certain market indices, such as the S&P 500. The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, the Fund’s subadviser considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor.  Call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio and mitigate the impact of market declines.  The Fund’s subadviser considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an industry-wide decrease in demand for an issuer’s products or services.  The subadviser writes call options based upon the subadviser’s outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option.  Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options.  The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Call Options Risk.  Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Exchange-Traded Funds Risk.  The risks of investing in securities of ETFs typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase the Fund’s transaction costs and negatively impact performance.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Fund may be significantly invested in the information technology sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as intense competition, government regulation and potentially rapid product obsolescence.  Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.  Declines in certain securities could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for the 1-year and Life of Fund periods compare to those of a broad measure of market performance and also to an index that reflects a buy-write strategy using S&P 500 Index call options.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the period shown, the highest quarterly return was 5.79% (for the quarter ended September 30, 2018) and the lowest quarterly return was -12.71% (for the quarter ended December 31, 2018).
Average Annual Total Returns For Periods Ended December 31, 2018
Average Annual Returns - First Investors Life Series Covered Call Strategy Fund	1 Year	Life of Fund
First Investors Life Series Covered Call Strategy Fund (Inception Date: 5/2/16)	(9.99%)	1.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	9.44%
Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	(4.77%)	5.35%